SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS (Details)	Sep. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Total	$ 5,000,000
Yumen CIP Project [Member]
Property, Plant and Equipment [Line Items]
2023	5,000,000
2024
2025
2026
Total	$ 5,000,000